Consolidated Balance Sheets - USD ($)	Jun. 30, 2015	Dec. 31, 2014 [1]	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 530,314	$ 1,126,887	$ 3,306,230	[2]
Accounts receivable	165,768	141,000	10,351
Inventory, net of allowances	4,446,883	4,939,998	4,649,910
Prepaid expenses and other	844,589	635,717	620,881
Total current assets	5,987,554	6,843,602	8,587,372
Property and equipment, net	1,812,614	1,912,728	626,551
Goodwill	40,765,207	40,825,147	41,500,171
Finance costs, net	1,047,528	2,323,714	3,054,026
Deposits	526,538	527,975	185,714
TOTAL ASSETS	50,139,441	52,433,166	53,953,834
Current liabilities
Accounts payable	1,729,667	1,762,014	1,734,082
Accrued expenses	2,528,574	3,059,895	1,739,452
Customer deposits	484,138	396,541	$ 366,156
Short-term debt,net of original issue discount	38,109,859	38,012,580
Total current liabilities	42,852,238	43,231,030	$ 3,839,690
Long-term debt, net of original issue discount	12,700,000	12,700,000	50,491,620
Deferred tax liabilities, net and other	2,893,621	2,543,583	1,154,411
TOTAL LIABILITIES	58,445,859	58,474,613	55,485,721
STOCKHOLDERS' EQUITY
Common stock, $0.0001 par value, 300,000,000 shares authorized, 3,582,470 shares issued and outstanding	$ 358	$ 358	$ 358
Preferred stock, $0.0001 par value, 10,000,000 shares authorized, no shares outstanding
Additional paid-in capital, net of shareholder distributions	$ 725,541	$ 717,348	$ 1,045,018
Retained deficit	(9,032,317)	(6,759,153)	(2,577,263)
TOTAL SHAREHOLDERS’ EQUITY	(8,306,418)	(6,041,447)	(1,531,887)
TOTAL LIABILITIES & SHAREHOLDERS’ EQUITY	$ 50,139,441	$ 52,433,166	$ 53,953,834

[1]	Combined/Consolidated Balance Sheets of Peekay Boutiques, Inc. (fka Dico, Inc.) and Christals Acquisition, LLC and Subsidiaries at December 31, 2014
[2]	Combined/Consolidated Statements of Cash Flows of Peekay Boutiques, Inc. (fka Dico, Inc.) and Christals Acquisition, LLC and Subsidiaries at June 30, 2014